Net Loss per Share Attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator
Net loss attributable to the Company - basic	$ (1,765)	$ (658,739)	$ (5,573)	$ (1,829,922)
Net loss attributable to the Company - diluted	$ (1,765)	$ (658,739)	$ (5,573)	$ (1,829,922)
Denominator
Weighted average shares – basic	61,466,385	60,488,339	61,210,799	60,410,326
Weighted average shares – diluted	61,466,385	60,488,339	61,210,799	60,410,326
Net loss per share attributable to the Company
Basic	$ (0.03)	$ (10.89)	$ (0.09)	$ (30.29)
Diluted	$ (0.03)	$ (10.89)	$ (0.09)	$ (30.29)